Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Arbitration damages sought, value	$ 25,000,000
Natural gas revenue deposit percentage	10.00%
Postemployment benefit expense defined contribution plans	$ 33,000
Accounts payable and accrued liabilities		$ 144,247
Third party liability claim	1,880,855
Legal proceedings contingent liability [member] | Offshore Drilling Rig Contractor [Member]
IfrsStatementLineItems [Line Items]
Arbitration damages sought, value	20,300,000
Legal proceedings contingent liability [member] | Offshore Drilling Rig Contractor [Member] | Europe [Member]
IfrsStatementLineItems [Line Items]
Arbitration damages sought, value	$ 3,000,000